CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 52,705	$ 31,826	$ 132,870	$ 83,167	$ 123,284	$ 82,552
Costs and expenses:
Cost of revenue	7,371	5,346	20,308	15,177	21,586	13,740
Research and development	25,461	18,759	69,612	50,570	69,231	42,649
Sales and marketing	27,448	20,111	76,698	58,136	80,325	80,995
General and administrative	11,505	7,087	31,793	20,539	28,793	20,653
Total costs and expenses	71,785	51,303	198,411	144,422	199,935	158,037
Loss from operations	(19,080)	(19,477)	(65,541)	(61,255)	(76,651)	(75,485)
Interest income	21	61	86	682	727	2,452
Other income (expense), net	(277)	284	(451)	397	817	(92)
Loss before income taxes	(19,336)	(19,132)	(65,906)	(60,176)	(75,107)	(73,125)
Provision for income taxes	27	34	96	122	127	156
Net loss	$ (19,363)	$ (19,166)	$ (66,002)	$ (60,298)	$ (75,234)	$ (73,281)
Net loss per share attributable to common stockholders, basic (in USD per share)	$ (0.57)	$ (0.65)	$ (2.00)	$ (2.10)	$ (2.59)	$ (2.83)
Net loss per share attributable to common stockholders, diluted (in USD per share)	$ (0.57)	$ (0.65)	$ (2.00)	$ (2.10)	$ (2.59)	$ (2.83)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	34,256	29,306	33,003	28,707	29,040	25,916
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	34,256	29,306	33,003	28,707	29,040	25,916